Filed pursuant to Rule 497(e)
Registration Nos. 333-174574; 811-22563

MAIRS & POWER FUNDS TRUST (the “Trust”)
Mairs & Power Growth Fund
Mairs & Power Balanced Fund
Mairs & Power Small Cap Fund
 (the “Funds”)

Supplement to the Statement of Additional Information (“SAI”)
dated April 30, 2017, as previously supplemented May 31, 2017

Effective as of December 31, 2017, Bert J. McKasy retired from the Board of Trustees (the “Board”) of the Trust after reaching the mandatory retirement age of 75 and, accordingly, resigned as a Trustee and Chair of the Board.  The Board previously appointed Susan E. Knight and Mark L. Henneman to serve as members of the Board effective January 1, 2018.  Ms. Knight is a Trustee who is not an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (an “Independent Trustee”), and Mr. Henneman is a Trustee who is an “interested person” of the Trust by virtue of his positions with Mairs & Power, Inc. (the “Investment Adviser”).  The Board also appointed Dr. Mary Schmid Daugherty, an Independent Trustee, as Chair of the Board and Patrick A. Thiele, an Independent Trustee, as Chair of the Audit Committee, effective January 1, 2018.  In addition, effective as of December 31, 2017, Jon A. Theobald retired from employment with the Investment Adviser but will continue to serve as a consultant to, and Chairman Emeritus of, the Investment Adviser and will continue to serve as a Trustee who is an “interested person” of the Trust.

 Accordingly, all references to information pertaining to Mr. McKasy as a Trustee or Chair of the Board are hereby deleted.  In addition, the following changes are made to the SAI:

1. The third paragraph on page 15 of the SAI in the section entitled “Management of the Funds” is deleted in its entirety and replaced with the following:

The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its control, and it allocates areas of responsibility among committees and the full Board in a manner that enhances effective oversight.  The Board also believes that the number of Independent Trustees is appropriate and in the best interest of the Funds’ shareholders.  In addition, the Board believes that having interested persons serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, appropriate elements in its decision-making process.  The leadership structure of the Board may be changed at any time and at the discretion of the Board, including in response to changes in circumstances or the characteristics of the Funds.

2. The Trustee and Officer table beginning on page 16 of the SAI in the section entitled “Management of the Funds” is deleted in its entirety and replaced with the following:

Name (Year of birth) and Address(1)	Position(s) Held with the Trust and Length of Time Served(2)		Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INTERESTED TRUSTEES

Jon A. Theobald (1945)	Secretary from 2003 to May 2017; Chief Compliance Officer from 2004 to 2012; Trustee since December 2012	● ● ● ● ●	Chair Emeritus of the Board of the Investment Adviser (January 2018 to present). Consultant to the Investment Adviser (January 2018 to present). Chair of the Board of the Investment Adviser (2015 to 2017). Chief Executive Officer of the Investment Adviser (2012 to 2017). President of the Investment Adviser (2007 to 2014).	3	None
Mark L. Henneman (1961)	Vice President from 2009 to 2014; President since December 31, 2014; Trustee since January 2018	● ● ● ●	Chair of the Board and Chief Executive Officer of the Investment Adviser (January 2018 to present). President of the Investment Adviser (2015 to 2017). Chief Investment Officer of the Investment Adviser (2015 to 2017). Executive Vice President of the Investment Adviser (2012 to 2014).	3	None

INDEPENDENT TRUSTEES

Mary Schmid Daugherty (1958)	Trustee since December 2010; Audit Committee Chair from December 2012 to December 2017; Chair of the Board since January 2018	●	Associate Professor, Department of Finance, University of St. Thomas (1987 to present).	3	None

James D. Alt (1951)	Trustee since April 2015; Nominating and Governance Committee Chair since January 2017	●	Adjunct Associate Professor, University of Minnesota Law School (2007 to 2017); Retired Partner, Dorsey & Whitney LLP(3) (1984 to 2012).	3	None
Patrick A. Thiele (1950)	Trustee since April 2015; Audit Committee Chair since January 2018	●	Retired Chief Executive Officer, PartnerRe Ltd. (a reinsurance company) (2000 to 2010).	3	Director, OneBeacon Insurance Group, Ltd. (2014 to September 2017); Director, PartnerRE Ltd. (March 2016 to present)

Name (Year of birth) and Address(1)	Position(s) Held with the Trust and Length of Time Served(2)		Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Susan E. Knight (1954)	Trustee since January 2018	●	Retired Senior Vice President and Chief Financial Officer, MTS Systems Corporation (a testing and sensor company) (2001 to 2014).	3	Chair, Surmodics (2015 to present)

Name (Year of birth) and Address(1)	Position(s) Held with the Trust and Length of Time Served(2)		Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
PRINCIPAL OFFICERS

Ronald L. Kaliebe (1952)	Vice President since 2009	● ● ●
Senior Vice President of the Investment Adviser (January 2015 to present).
Director of Fixed Income of the Investment Adviser (January 2015 to present).
Vice President of the Investment Adviser (2001 to 2014).
				N/A	N/A

Andrew R. Adams (1972)	Vice President since 2011	● ● ●
Chief Investment Officer of the Investment Adviser (January 2018 to present).
Executive Vice President of the Investment Adviser (October 2016 to present).
Vice President of the Investment Adviser (2006 to October 2016).
				N/A	N/A

Andrea C. Stimmel (1967)	Treasurer since 2011; Chief Compliance Officer from 2012 to 2016	● ● ● ●
Chief Operating Officer of the Investment Adviser (January 2018 to present).
Treasurer of the Investment Adviser (2008 to present).
Director of Operations of the Investment Adviser (2008 to 2017).
Chief Compliance Officer of the Investment Adviser (2012 to 2016).
				N/A	N/A
Robert W. Mairs (1969)	Secretary since May 2017; Chief Compliance Officer and Anti- Money Laundering Compliance Officer since 2017; Assistant Chief Compliance Officer from September 2016 to December 2016	● ● ● ● ●
President of the Investment Adviser (January 2018 to present).
Chief Compliance Officer of the Investment Adviser (January 2017 to present).
Assistant Chief Compliance Officer of the Investment Adviser (September 2016 to December 2016).
General Counsel of the Investment Adviser (2015 to present).
Shareholder and Attorney, Gray Plant Mooty (1999 to 2015).

				N/A	N/A

Name (Year of birth) and Address(1)	Position(s) Held with the Trust and Length of Time Served(2)		Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Collyn E. Iblings (1978)	Assistant Chief Compliance Officer since May 2017; Assistant Treasurer from September 2016 to May 2017.	● ● ● ● ● ●
Assistant Chief Compliance Officer of the Investment Adviser (May 2017 to present).
Assistant Vice President of the Investment Adviser (2014 to present).
Assistant Treasurer of the Investment Adviser (September 2016 to May 2017).
Mutual Fund Administration Services Manager (2015 to May 2017).
Compliance Manager (2014 to May 2017).
Accounting Manager (2011 to September 2016).

				N/A	N/A

(1)	Unless otherwise indicated, the mailing address of each officer and trustee is: W1520 First National Bank Building, 332 Minnesota Street, Saint Paul, MN 55101-1363.
(2)
Dr. Daugherty served as a director of Mairs and Power Growth Fund, Inc. and Mairs and Power Balanced Fund, Inc. (together, the “Predecessor Funds”) prior to the reorganization of the Predecessor Funds into newly formed series of the Trust effective December 31, 2011.  Positions listed in this column for trustees and officers prior to 2012 refer to their positions with the Predecessor Funds.  Each trustee serves until his or her resignation or mandatory retirement age.  Each officer is elected annually and serves until his successor has been duly elected and qualified.

(3)	Dorsey & Whitney LLP previously served as legal counsel to the Trust through December 2012.
In addition, the information regarding the qualifications of the Trustees following the Trustee and Officer table in the SAI is amended and restated as follows:

Mary Schmid Daugherty, PhD, serves as a Trustee, is Chair of the Board, and serves as a member of the Audit Committee and Nominating and Governance Committee of the Board.  Dr. Daugherty previously served as Chair of the Audit Committee from 2012 to 2017.  Dr. Daugherty has been designated as an “audit committee financial expert.”  Dr. Daugherty joined the Predecessor Boards in December 2010, including service as a member of the Predecessor Boards’ Audit and Nominating Committees. Dr. Daugherty has served as a professor of finance at a private university in St. Paul, Minnesota since 1987 and has also served as an investment officer in the financial services industry in St. Paul. Dr. Daugherty is the author of several publications in the financial field.  Dr. Daugherty also holds the Chartered Financial Analyst designation.  Dr. Daugherty brings significant finance, investment and academic experience to the Board.

James D. Alt serves as a Trustee, is the Chair of the Nominating and Governance Committee and serves as a member of the Audit Committee of the Board. Mr. Alt served as a partner at an international law firm headquartered in Minneapolis for more than 25 years.  Mr. Alt’s practice focused on corporate, securities and investment company law and corporate governance.  Mr. Alt also served as the firm’s general counsel from 2008-2012.  Mr. Alt also served as an adjunct associate professor at the University of Minnesota Law School from 2007 to 2017.  Mr. Alt brings significant legal, securities and governance experience to the Board.

Patrick A. Thiele serves as a Trustee, is Chair of the Audit Committee and serves as a member of the Nominating and Governance Committee of the Board. Mr. Thiele has been designated as an “audit committee financial expert.” Mr. Thiele served as CEO of an international reinsurer for over ten years.  Prior to that, Mr. Thiele held executive roles with two other international insurance companies.  Additionally, Mr. Thiele has experience working as a securities analyst, portfolio manager, chief investment officer, and chief financial officer of various entities throughout his career.  Mr. Thiele also serves on the Board of Directors of two public companies. Mr. Thiele also holds the Chartered Financial Analyst designation.  Mr. Thiele brings significant business, investment and directorship experience to the Board.

Jon A. Theobald has served as a Trustee of the Trust since 2012.  He has served as Secretary of the Trust and the Predecessor Funds from 2003 to May 2017 and as Chief Compliance Officer from 2004 to 2012.  Mr. Theobald served as a senior executive officer of the Adviser from 2002 to 2017 and currently serves as Chairman Emeritus.  Prior to joining the Adviser in 2002, Mr. Theobald served as trust officer and senior vice president with various trust companies in St. Paul for over 30 years.  Mr. Theobald holds a law degree from St. Louis University.  Mr. Theobald brings significant investment, business and operational experience to the Board, as well as institutional knowledge about the Investment Adviser and the Funds.

Mark L. Henneman has served as a Trustee since January 2018.  Mr. Henneman has served as President of the Trust since 2014 and previously served as Vice President of the Trust from 2009 to 2014.  Mr. Henneman has served as CEO and Chair of the Board of the Adviser since January 2018 and served as President and Chief Investment Officer of the Adviser from 2015 to 2017.  He previously served as Executive Vice President of the Adviser from 2012 to 2014 and Vice President of the Adviser from 2004 to 2012.  Prior to joining Mairs & Power, Inc. in 2004, he worked as a managing director, process leader, analyst, and portfolio manager within the investment industry.  Mr. Henneman is a CFA charterholder as well as a Chartered Investment Counselor.  Mr. Henneman brings significant investment industry, portfolio management and business experience to the Board, as well as perspectives from management of the Investment Adviser.
Susan E. Knight has served as a Trustee since January 2018 and serves as a member of the Audit Committee and Nominating and Governance Committee.  Ms. Knight had a 38 year career in accounting and finance at large and small cap companies, as well as 12 years of public company board experience. From 2001 until 2014, she served in a variety of senior leadership positions at MTS Systems Corporation (“MTS”), a leading global supplier of test systems and industrial position sensors. From 2011 to 2014, she served as Senior Vice President and Chief Financial Officer of MTS. From 2001 to 2011, she served as Vice President and Chief Financial Officer of MTS. Prior to her positions with MTS, from 1977 to 2001, Ms. Knight served in various executive and management positions with Honeywell International, last serving as the Chief Financial Officer of the global Home and Building Controls division.  Ms. Knight currently serves as board chair of a public company.  Ms. Knight brings significant audit, financial reporting, corporate finance and risk management experience to the Board.

The date of this Supplement is January 5, 2018.
Please keep this Supplement with your records.